Property and Equipment, Net - Additional Information (Detail)		12 Months Ended
	Jun. 11, 2020 USD ($)	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 1,070,000	$ 470,661,000	$ 38,881,000
Reclassification of assets held for sale		352,867,000
Chapter 11 Plan of Reorganization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease through classified as held for sale property plant and equipment		221,866,000
Airbus and Boeing [member]
Disclosure of detailed information about property, plant and equipment [line items]
Renegotiated Value Of Purchase Of Property Plant And Equipment classified as Investing Activities		58,548,000
Other Cash Receipts From Renegotiation Of Property Plant And Equipment		50,004,000
Cash Retained For Future Orders		4,329,000
Other Cash Receipts Payments For Cross Future Predelivery Payments		4,219,000
320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets		197,707,000
Additions to right of use assets		$ 197,707,000
A-318 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft			10
A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft		9	16
A-300-F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft		1
Engine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carried out and capitalized engine maintenance		$ 43,169,000	$ 142,514,000
B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft		1
A-320-N
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft		3
A-320-N | Aircraft 1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		$ 33,500,000
A-320-N | Aircraft 2 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		31,111,000
A-320-N | Aircraft 3 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		30,242,000
A Seven Eighty Seven And Nine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets		77,673,000
Additions to right of use assets		77,673,000
Administrative Property In Venzuela [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		14,867,000
Embarer E One Hundred And Ninety And Airbus [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		455,794,000
Embarer E One Hundred And Ninety [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft			10
A-319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft			2
A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft			4
A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft			2
A-330-F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft			1
Additions		14,495
Connectivity And Densification Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets		7,581,000
Additions to right of use assets		7,581,000
Due to Replacement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease through classified as held for sale property plant and equipment	$ 18,946,000
Fuselage Train and APU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carried out and capitalized engine maintenance		30,694,000	$ 16,658,000
Structural [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals and for Engine Maintenance		18,726,000	6,745,000
Engine OVH And LLP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Withdrawals and for Engine Maintenance		104,766,000	104,886,000
PDPs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Writeoff Capitalization of interest		19,794,000
Capitalized Borrowing Costs			$ 8,778,000
Average interest rate			7.01%
Improvements and Adherence To Crew Training Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		2,567,000
Revaluation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		1,074,000
Assets in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		2,241,000
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		3,644,000
Computer and Security Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		1,673,000
Other Non Aeronautical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		2,570,000
Support Equipment And Ramp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustments to Impairmet loss		22,430,000
Property Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustments to Impairmet loss		13,397,000
Tools and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Adjustments to Impairmet loss		$ 5,624,000